Stockholders' Deficiency (Details Narrative) (10K) - USD ($)		1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 07, 2015	Aug. 31, 2016	Jun. 30, 2016	Feb. 29, 2016	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Feb. 10, 2017	Oct. 31, 2016	Nov. 30, 2015	Sep. 30, 2015	May 31, 2015	Dec. 31, 2014
Common stock, shares authorized	30,000,000				30,000,000		30,000,000		30,000,000	30,000,000
Preferred stock, shares authorized					5,000,000		5,000,000		5,000,000	5,000,000
Reverse stock split	1-for-20 reverse split
Common stock, par value					$ 0.01		$ 0.01		$ 0.001	$ 0.001
Preferred stock, par value					$ 0.01		$ 0.01		$ 0.01	$ 0.01
Number of common stock issued							331,335			14,063
Warrant term							5 years
Warrants to purchase common stock					341,335		341,335			6,250
Exercise price per share					$ 4.00		$ 4.00			$ 4.00
Gross proceeds from warrants							$ 994,000
Warrant modification charge							$ 4,500		$ 96,634	$ 229,288
Weighted average estimated fair value of the warrants granted					$ 1.47	$ 1.02	$ 1.61	$ 1.76
Stock based compensation expenses							$ 2,283,111	$ 1,355,327	$ 2,536,785	1,954,736
Purchase of shares of common stock							850,000		857,000
Number of common stock shares issued for services, value									$ 27,553	8,481
Retirement of treasury shares									$ 48,875
Board of Directors [Member]
Retirement of treasury shares		$ 35,432
Common Stock [Member]
Number of common stock issued							331,335		956,833	395,425
Warrants to purchase common stock										125,000
Warrant modification charge
Number of common stock shares issued for services							156,668		13,208	943
Number of common stock shares issued for services, value							$ 157		$ 13	$ 1
Warrant [Member]
Warrants to purchase common stock										125,000
Exercise price per share										$ 5.00
Gross proceeds from warrants										$ 500,000
Stock Offering One [Member]
Warrant term									8 months 12 days
Warrants to purchase common stock									444,444
Stock Offering Two [Member]
Warrant term									1 year
Warrants to purchase common stock									400,000
Stock Offering Three [Member]
Warrant term									5 years
Warrants to purchase common stock									956,733
Bermuda Lender [Member]
Warrants to purchase common stock									40,000						186,682
Exercise price per share															$ 15.00
Warrant modification charge									$ 80,000
Consultant [Member]
Number of common stock shares issued for services									54,901	31,473
Number of common stock shares issued for services, value									$ 116,958	$ 112,847
Purchase of treasury shares			7,500
Purchase of treasury shares fair value			$ 16,875
Consultant One [Member]
Number of common stock shares issued for services									13,208	943
Number of common stock shares issued for services, value									$ 27,553	$ 8,481
Common Stock and Warrant Offerings [Member]
Number of common stock issued									956,883	395,425
Gross proceeds from common stock										$ 2,033,700
Warrant term										5 years
Warrants to purchase common stock									1,801,177	259,464
Warrants grant date fair value									$ 2,054,144	$ 611,730
Gross proceeds from warrants									$ 3,498,338
Common Stock and Warrant Offerings [Member] | Bermuda Lender [Member]
Number of common stock issued										50,000
Shares issued price per share										$ 15.00
Gross proceeds from common stock										$ 300,000
Warrant term										5 years
Warrants to purchase common stock										12,500
Warrants grant date fair value										$ 40,000
Warrant Exercises [Member]
Warrants to purchase common stock									60,831	75,473
Exercise price per share									$ 3.50	$ 3.50	$ 3.50
Gross proceeds from warrants									$ 212,898	$ 264,144
Warrant modification charge									$ 23,448	$ 20,295
Stock Warrants [Member]
Warrants to purchase common stock									470,085	47,939
Warrant modification charge										$ 77,905
Weighted average estimated fair value of the warrants granted									$ 1.18	$ 2.72
Warrants expiration date description										expiration dates ranging from December 31, 2015 to January 23, 2016 to new expiration dates ranging from December 31, 2016 to December 31, 2017
Stock based compensation expenses									$ 62,908	$ 99,501
Stock Warrants [Member] | Consultant [Member]
Warrants to purchase common stock									40,000
Exercise price per share									$ 4.00
Stock based compensation expenses									$ 62,908
Stock Warrants One [Member]
Warrants to purchase common stock									44,166
Exercise price per share									$ 4.00
Warrant modification charge									$ 5,038
Stock Options [Member]
Option exercise price			$ 3.73			3.73		$ 3.73
Common stock an exercise price per share			$ 192,333			$ 192,333		$ 192,333
2010 Equity Participation Plan [Member]
Number of shares authorized										2,250,000			2,250,000
Stock Options [Member]
Weighted average estimated fair value of the warrants granted									$ 3.24
Purchase of shares of common stock		15,000	827,000	15,000
Option exercise price		$ 3.10		$ 3.70
Aggregate grant date value		$ 41,000		$ 52,900
Stock options term		10 years	10 years	10 years
Shares vested term		2 years	3 years	3 years
Number of shares vested			2,682,800
Stock Options [Member]
Weighted average estimated fair value of the warrants granted										$ 4.07
Over Two Years [Member] | Stock Options [Member]
Number of shares vested			384,667
Over Three Years [Member] | Stock Options [Member]
Number of shares vested			250,000
Minimum [Member]
Common stock, shares authorized	200,000,000															100,000,000
Preferred stock, shares authorized																1,000,000
Minimum [Member] | Common Stock and Warrant Offerings [Member]
Shares issued price per share										4.00
Exercise price per share									$ 4.00	$ 5.00
Minimum [Member] | Warrant And Option Valuation [Member]
Estimated forfeitures related to option grants at an annual rate							0.00%		0.00%	0.00%
Minimum [Member] | Warrant Exercises [Member]
Exercise price per share									$ 4.00	$ 4.00
Minimum [Member] | Stock Warrants [Member]
Exercise price per share									4.00	6.00
Minimum [Member] | Stock Warrants One [Member]
Exercise price per share									6.00
Minimum [Member] | 2010 Equity Participation Plan [Member]
Common stock, shares authorized		2,250,000										2,250,000		1,000,000
Maximum [Member]
Common stock, shares authorized	30,000,000															200,000,000
Preferred stock, shares authorized																5,000,000
Maximum [Member] | Common Stock and Warrant Offerings [Member]
Shares issued price per share										7.00
Exercise price per share									$ 5.00	$ 15.00
Maximum [Member] | Warrant And Option Valuation [Member]
Estimated forfeitures related to option grants at an annual rate							5.00%		5.00%	5.00%
Maximum [Member] | Warrant Exercises [Member]
Exercise price per share									$ 15.00	$ 15.00
Maximum [Member] | Stock Warrants [Member]
Exercise price per share									10.00	$ 20.00
Maximum [Member] | Stock Warrants One [Member]
Exercise price per share									$ 15.00
Maximum [Member] | 2010 Equity Participation Plan [Member]
Common stock, shares authorized		4,250,000										4,250,000		2,000,000